Expenses by Nature	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expenses by Nature

25.	EXPENSES BY NATURE
The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” lines. The following additional information is disclosed as required, on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2019, 2018 and 2017:

	2019
	Production costs (3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	33,991	8,075		4,226		666	46,958
Fees and compensation for services	2,491	6,389	(2)	1,265		172	10,317
Other personnel expenses	8,941	962		513		66	10,482
Taxes, charges and contributions	7,370	312		10,627	(1)	48	18,357
Royalties, easements and canons	42,135	—		122		283	42,540
Insurance	2,692	181		118		—	2,991
Rental of real estate and equipment	11,079	38		861		—	11,978	(4)
Survey expenses	—	—		—		1,212	1,212
Depreciation of property, plant and equipment	139,345	2,839		3,710		—	145,894
Amortization of intangible assets	2,020	323		31		—	2,374
Depreciation of right-of-use assets	9,835	—		674		—	10,509
Industrial inputs, consumable materials and supplies	22,095	183		201		51	22,530
Operation services and other service contracts	18,512	744		2,249		287	21,792	(4)
Preservation, repair and maintenance	48,762	1,021		1,081		125	50,989	(4)
Unproductive exploratory drillings	—	—		—		3,832	3,832
Transportation, products and charges	23,137	15		16,222		—	39,374	(4)
Provision for doubtful trade receivables	—	—		3,184		—	3,184
Publicity and advertising expenses	—	2,551		1,065		—	3,616
Fuel, gas, energy and miscellaneous	5,876	1,068		3,749		99	10,792	(4)

	378,281	24,701		49,898		6,841	459,721

(1)	Includes 6,541 corresponding to export withholdings.
(2)
Includes 80 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 26, 2019, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2018 of 65 and to approve as fees on account of such fees and remunerations for the fiscal year 2019, the sum of 87.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,261.
(4)	Includes 7,223 and 3,326 corresponding to short-term leases and to the lease charge related to the underlying asset return and/or use, respectively.

	2018
	Production costs (3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	18,908	4,867		2,592		480	26,847
Fees and compensation for services	1,772	3,534	(2)	883		21	6,210
Other personnel expenses	5,313	571		278		50	6,212
Taxes, charges and contributions	3,634	275		5,626	(1)	28	9,563
Royalties, easements and canons	31,677	—		64		72	31,813
Insurance	1,335	130		118		—	1,583
Rental of real estate and equipment	8,983	24		766		28	9,801
Survey expenses	—	—		—		848	848
Depreciation of property, plant and equipment	83,700	1,758		2,111		—	87,569
Amortization of intangible assets	1,497	222		30		—	1,749
Industrial inputs, consumable materials and supplies	11,126	59		172		22	11,379
Operation services and other service contracts	14,973	372		1,302		29	16,676
Preservation, repair and maintenance	31,141	620		886		48	32,695
Unproductive exploratory drillings	—	—		—		3,331	3,331
Transportation, products and charges	12,714	4		9,615		—	22,333
Provision for doubtful trade receivables	—	—		353		—	353
Publicity and advertising expenses	—	951		978		—	1,929
Fuel, gas, energy and miscellaneous	7,567	535		2,153		509	10,764

	234,340	13,922		27,927		5,466	281,655

(1)	Includes 2,297 corresponding to export withholdings.
(2)
Includes 65 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 27, 2018, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2017 of 48.8 and to approve as fees on account of such fees and remunerations for the fiscal year 2018, the sum of 62.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 700.

	2017
	Production costs (3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	12,548	3,537		1,988		330	18,403
Fees and compensation for services	1,159	2,118	(2)	544		18	3,839
Other personnel expenses	3,493	374		194		49	4,110
Taxes, charges and contributions	2,215	255		4,172	(1)	—	6,642
Royalties, easements and canons	17,630	—		31		31	17,692
Insurance	840	49		85		—	974
Rental of real estate and equipment	5,710	15		518		—	6,243
Survey expenses	—	—		—		214	214
Depreciation of property, plant and equipment	51,607	771		1,134		—	53,512
Amortization of intangible assets	688	125		25		—	838
Industrial inputs, consumable materials and supplies	5,813	35		83		25	5,956
Operation services and other service contracts	12,033	268		905		243	13,449
Preservation, repair and maintenance	20,204	382		458		82	21,126
Unproductive exploratory drillings	—	—		—		1,400	1,400
Transportation, products and charges	8,724	17		5,961		—	14,702
Provision for doubtful trade receivables	—	—		28		—	28
Publicity and advertising expenses	—	545		609		—	1,154
Fuel, gas, energy and miscellaneous	4,759	245		1,219		64	6,287

	147,423	8,736		17,954		2,456	176,569

(1)	Includes 1,612 corresponding to export withholdings.
(2)
Includes 48.8 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 28, 2017, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2016 of 127 and to approve as fees on account of such fees and remunerations for the fiscal year 2017, the sum of 48.3.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 449.